STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 8 – STOCKHOLDERS’ EQUITY (DEFICIT)

The Company is authorized to issue 2,000,000,000 shares of its $0.001 par value common stock and 10,000,000 shares of its $0.001 par value preferred stock.

On September 6, 2013, the Company effected a 20-for-1 forward stock split of its $0.001 par value common stock and increased its authorized common stock to 2,000,000,000 shares.

All shares and per share amounts have been retroactively restated to reflect the split discussed above.

Common stock

On July 11, 2012, the Company issued an officer and director of the Company 4,000,000 shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $4,000.

On July 19, 2012, the Company issued 10,000 shares of common stock at a price of $0.05 per share for legal services valued at $500.  The Company valued the shares at the fair value of the services rendered.

On February 25, 2013, the Company issued a total of 10,000,000 shares of common stock for cash totaling $50,000.

On April 16, 2013, the Company issued 1,000,000 shares of common stock to a former officer of the Company for services to be rendered valued at $5,000. On June 6, 2013, the Company cancelled 1,000,000 shares of common stock due to non-performance of services and the individual was terminated.

On August 26, 2013, a former officer, director and shareholder agreed to forgive debt totaling $14,202 which consisted of $13,500 in principal and $702 in accrued interest payable.

During September 2013, the Company issued 1,470,000 shares of common stock for cash of $294,000.

During December 2013, the Company issued 1,355,000 shares of common stock for cash of $1,084,000.